Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 TWD ($)
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 4,945,888
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	404,452
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	367,702
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	387,394
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	384,106
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	391,245
Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 3,010,989